Interests in associates (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2010
Interests in associates
Equity investments	€ 620,831	€ 642,928
Vifor Fresenius Medical Care Renal Pharma Ltd.
Interests in associates
Ownership interest in %	45.00%	45.00%	45.00%
Equity investments	€ 580,973	€ 601,333
Other associates
Interests in associates
Equity investments	€ 39,858	€ 41,595